Common Stock	6 Months Ended
Dec. 31, 2018
Equity [Abstract]
Common Stock

NOTE 6 – COMMON STOCK

The Company has 700,000,000 shares of common stock, par value $0.001, authorized, and 100,000,000 shares of preferred stock, par value $0.001, authorized.

There were 2,734,900 shares of common stock issued and outstanding as of December 31, 2018 and 2017, June 30, 2018 and as of June 30, 2017.